5. Property, plant and equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Plant and equipment

	September 30, 2022			December 31, 2021
	Cost	Accumulated depreciation	Net book value	Net book value

Leasehold improvements	$53,632	$(34,396)	$19,236	$27,260
Computer and office equipment	1,013,804	(742,269)	271,535	223,214
Fixtures and fittings	400,215	(240,619)	159,596	135,433
Vehicles	86,087	(56,120)	29,967	44,837
Computer software	281,250	(143,678)	137,572	59,335
	$1,834,988	$(1,217,082)	$617,906	$490,079

	December 31, 2021			December 31, 2020
	Cost	Accumulated depreciation	Net book value	Net book value

Leasehold improvements	$62,338	$(35,078)	$27,260	$39,707
Computer and office equipment	1,000,849	(777,635)	223,214	247,572
Fixtures and fittings	385,871	(250,438)	135,433	54,465
Vehicles	99,467	(54,630)	44,837	63,382
Computer software	224,854	(165,519)	59,335	84,465
	$1,773,379	$(1,283,300)	$490,079	$489,591